WALTHAUSEN FUNDS Walthausen Small Cap Value Fund Supplement dated January 10, 2012 to the Prospectus dated June 1, 2011

     Effective immediately the following risk disclosure is added to The Principal Risks of Investing in the Fund in the prospectus on page 2 and page 6.

Securities Lending Risk To generate additional income, the Fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

______________________________________

This supplement and the Prospectus dated June 1, 2011 provide the information a prospective investor ought to know before investing and should be retained for future reference.

WALTHAUSEN FUNDS Walthausen Select Value Fund Supplement dated January 10, 2012 to the Prospectus dated June 1, 2011

     Effective immediately the following risk disclosure is added to The Principal Risks of Investing in the Fund in the prospectus on page 2 and page 5.

Securities Lending Risk To generate additional income, the Fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

______________________________________

This supplement and the Prospectus dated June 1, 2011 provide the information a prospective investor ought to know before investing and should be retained for future reference.